RELATED PARTY TRANSACTIONS (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
RELATED PARTY TRANSACTIONS
Advance payment		¥ 66,675
Expenses	¥ 20,962	¥ 30,886	¥ 34,502
CI and IIOSS
RELATED PARTY TRANSACTIONS
Amounts of balances	0
Amounts of transactions	¥ 40,363